SEGMENT REPORTING - Reconciliation of Net Income (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total Revenue	$ 21,120,930	$ 11,507,748	$ 42,705,904	$ 29,784,048	$ 44,713,553	$ 1,199,986
Total gross profit	17,755,973	9,752,854	37,877,997	25,943,079	38,468,422	464,093
Sales and marketing	(1,704,154)	(14,905)	(3,116,999)	(1,664,403)	(2,596,140)	0
General and administrative	(9,838,951)	(59,816)	(11,113,382)	(706,523)	(1,066,403)	(101,406)
Other operating expenses						(493,849)
Depreciation	(12,770)	(1,070)	(14,911)	(3,211)	(4,282)	(2,447)
Depreciation and amortization expense	(1,694,853)	(1,071)	(1,696,994)	(3,211)
Other (expense) income	20,086	42,289	(1,565)	(199,958)	(347,013)	0
Loss on change in fair value of warrant liability	(943,400)	0	(943,400)	0
Interest expense	(2,679,237)	0	(3,620,695)	0	(42,798)
Interest income	63,826	0	71,283	0	1,474
Gain (Loss) on change in fair value of debt	2,088,797	1,235,032	(309,865)	859,519	(90,719)	0
Unrealized (loss) gain on investments	(306,800)	(246,846)	491,356	(1,301,821)	(1,045,623)	0
Provision for income taxes	(1,710,315)	(352,081)	(2,238,419)	(648,887)	(889,943)	0
Less: Net gain (loss) attributable to non-controlling interests	(147,611)	(363,452)	339,692	(770,093)	(704,699)	148,155
NET INCOME ATTRIBUTABLE TO SHAREHOLDERS	903,361	9,992,004	15,739,009	21,507,702	31,682,275	14,546
Stock-based compensation	4,583,632		4,583,632
Portfolio servicing
Segment Reporting Information [Line Items]
Revenue					1,470,973	1,079,986
Total gross profit	(626,045)	(106,817)	(792,173)	561,935	300,235	406,093
Active management
Segment Reporting Information [Line Items]
Active management					43,242,581	120,000
Total gross profit	13,856,637	9,859,671	34,144,789	25,381,144	$ 38,168,187	$ 58,000
Originations
Segment Reporting Information [Line Items]
Total gross profit	$ 4,525,381	$ 0	$ 4,525,381	$ 0